Intangible assets and goodwill - Summary of goodwill allocated to CGUs (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		₽ 10,630,361		₽ 9,881,100	[1]
Decrease in compound annual growth rate		1.00%
Russia Segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		₽ 6,607,362		6,607,362
Kazakhstan segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		171,792		178,380
Belarus segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		180,236		176,872
Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		₽ 2,918,486		₽ 2,918,486
Period over which management has projected cash flows		5 years
Compound revenue annual growth rate		11.40%
Discount rate applied to the cash flow projections		17.20%
Annual growth rate for the forecasted cash flows		3.20%
Expected impairment in case of reasonably possible decrease in compound growth rate		₽ 120,000
Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Goodwill		₽ 752,485
Period over which management has projected cash flows		5 years
Compound revenue annual growth rate		44.80%
Discount rate applied to the cash flow projections		22.00%
Annual growth rate for the forecasted cash flows		3.00%
Minimum | Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin		35.30%
Minimum | Zarplata segment | Subsequent events | Forecast
Carrying amount of goodwill allocated to each of the CGUs:
Percentage of reasonably possible decrease in compound annual growth rate	1.00%
Minimum | Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin		(5.80%)
Maximum | Zarplata segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin		43.70%
Maximum | Skillaz segment
Carrying amount of goodwill allocated to each of the CGUs:
Expected EBITDA margin		24.00%
Skillaz
Carrying amount of goodwill allocated to each of the CGUs:
Discount rate applied to the cash flow projections			21.30%
Annual growth rate for the forecasted cash flows			2.50%

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).